                  HARTFORD LEADERS VISION (SERIES I AND IR)
                           SEPARATE ACCOUNT SEVEN
                       HARTFORD LIFE INSURANCE COMPANY

                             FILE NO. 333-36138



   SUPPLEMENT DATED MAY 20, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 2, 2005

   SUPPLEMENT DATED MAY 20, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION


Effective July 1, 2005, AIM V.I. Dent Demographic Trends Fund will change its name to AIM V.I. Demographic Trends Fund. All references in your prospectus to AIM V.I. Dent Demographic Trends Fund will be replaced with AIM V.I. Demographic Trends Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                            FOR FUTURE REFERENCE.

HV - 5186